IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2018
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17.  IMPAIRMENT OF ASSETS

Provisions for impairment of property, plant and equipment due to technical obsolescence have been recorded as of
December 31
, 2018 and December 31, 2017, respectively, as shown below:

Disclosure of Asset Impairment
Principal classes of Assets affected by Impairment and Reversal of Losses	Machinery and Equipment
Principal Facts and Circumstances that lead to Recognizing Impairment and Reversal of losses	Technical Obsolescence and Claim
	12-31-2018	12-31-2017
Provisions for impairment of property, plant and equipment	ThU.S.$16,328	ThU.S.$17,396

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$65,851 (ThU.S.$69,922 at December 31, 2017), as shown below:

	12-31-2018	12-31-2017
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	69,922	74,893
Impairment	-	(4,640)
Increase (decrease) in foreign currency exchange	(4,071)	(331)
Closing balance	65,851	69,922

Of the total of goodwill, ThU.S.$40,661 (ThU.S.$ 39,841 as of December 31, 2017) are generated by the acquisition of “Flakeboard”, a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$242,502 for the 100% interest ownership.

The recoverable amount for Flakeboard’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term, applying a real discount rate of 6.7% which reflects current market assessments for the wood products
segment in North America.

The investment in the panel plant in Pien, Brazil generated a goodwill of ThU.S.$23,278 (ThU.S.$ 27,266 as of December 31, 2017).

The recoverable amount for the Pien plant’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections based on the operational plan approved by the Administration, covering a 5-year term, applying a 7% real discount rate that reflects current evaluations for the panel segment in Brazil.

As a result of the annual impairment test at December 31, 2017, the carrying value of the goodwill of the plants exceeded their recoverable value, and therefore impairment losses of ThU.S.$4,640 were recognized. As of December 31, 2018, the carrying value of the goodwill of the plants did not exceed their recoverable value, and therefore there was no need to recognize impairment losses.